PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	Dec. 30, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Contractual purchase obligations outstanding	$ 24.8	$ 46.2